Quarterly Holdings Report
for

Fidelity® VIP Investment Grade Central Fund

September 30, 2020

VIGC-QTLY-1120
1.837325.114

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.95% 7/15/26	$12,000,000	$13,103,362
4.1% 2/15/28	1,423,000	1,644,463
4.3% 2/15/30	2,799,000	3,313,876
4.45% 4/1/24	480,000	536,708
4.5% 3/9/48	13,000,000	14,841,432
4.75% 5/15/46	15,700,000	18,372,151
Verizon Communications, Inc.:
3% 3/22/27	1,295,000	1,441,034
4.862% 8/21/46	7,441,000	10,178,853
5.012% 4/15/49	2,962,000	4,253,916
5.5% 3/16/47	7,027,000	10,572,631
		78,258,426
Entertainment - 0.5%
The Walt Disney Co.:
3.8% 3/22/30	23,020,000	27,291,487
4.7% 3/23/50	7,268,000	9,598,901
		36,890,388
Media - 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	6,078,888
4.908% 7/23/25	3,860,000	4,461,658
5.375% 5/1/47	18,172,000	21,535,514
6.484% 10/23/45	2,744,000	3,657,784
Comcast Corp.:
3.9% 3/1/38	1,072,000	1,269,230
4.65% 7/15/42	2,539,000	3,307,410
Discovery Communications LLC:
3.625% 5/15/30	3,476,000	3,863,379
4.65% 5/15/50	9,399,000	10,717,189
Fox Corp.:
3.666% 1/25/22	721,000	751,520
4.03% 1/25/24	1,268,000	1,395,779
4.709% 1/25/29	1,835,000	2,197,611
5.476% 1/25/39	1,809,000	2,416,033
5.576% 1/25/49	1,201,000	1,659,550
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,520,731
4.5% 9/15/42	924,000	1,001,913
5.5% 9/1/41	1,700,000	2,055,940
5.875% 11/15/40	1,500,000	1,866,138
6.55% 5/1/37	20,209,000	26,829,341
7.3% 7/1/38	3,781,000	5,343,631
		107,929,239
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	6,100,000	6,829,194
3.875% 4/15/30 (a)	8,820,000	10,028,605
4.375% 4/15/40 (a)	1,316,000	1,542,576
4.5% 4/15/50 (a)	2,586,000	3,108,269
		21,508,644

TOTAL COMMUNICATION SERVICES		244,586,697

CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.5%
General Motors Financial Co., Inc.:
4.2% 3/1/21	5,411,000	5,477,211
4.25% 5/15/23	2,080,000	2,211,434
4.375% 9/25/21	15,702,000	16,199,026
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	5,728,000	5,921,101
3.125% 5/12/23 (a)	4,990,000	5,267,175
		35,075,947
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	2,932,000	3,225,915
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	1,685,000	1,917,712
3.6% 7/1/30	2,005,000	2,326,944
4.2% 4/1/50	1,015,000	1,232,530
		5,477,186
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	1,931,000	2,003,978
3% 11/19/24	4,395,000	4,655,933
		6,659,911
Specialty Retail - 0.5%
AutoNation, Inc. 4.75% 6/1/30	764,000	904,161
AutoZone, Inc.:
3.625% 4/15/25	1,142,000	1,273,190
4% 4/15/30	5,311,000	6,294,985
Lowe's Companies, Inc.:
4.5% 4/15/30	3,815,000	4,710,910
5% 4/15/40	2,443,000	3,200,313
5.125% 4/15/50	2,866,000	3,921,589
O'Reilly Automotive, Inc. 4.2% 4/1/30	1,177,000	1,413,783
TJX Companies, Inc.:
3.75% 4/15/27	4,337,000	4,969,453
3.875% 4/15/30	8,057,000	9,549,316
		36,237,700

TOTAL CONSUMER DISCRETIONARY		86,676,659

CONSUMER STAPLES - 3.2%
Beverages - 1.8%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	9,265,000	10,954,141
4.9% 2/1/46	11,511,000	14,129,820
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	3,700,000	4,206,795
4.35% 6/1/40	3,527,000	4,115,324
4.5% 6/1/50	5,000,000	5,993,552
4.6% 6/1/60	3,700,000	4,474,435
4.75% 4/15/58	5,750,000	6,993,271
5.45% 1/23/39	4,690,000	6,062,388
5.55% 1/23/49	10,715,000	14,541,029
5.8% 1/23/59 (Reg. S)	11,321,000	16,144,188
Molson Coors Beverage Co.:
3% 7/15/26	7,500,000	8,003,535
5% 5/1/42	13,093,000	14,802,667
The Coca-Cola Co.:
3.375% 3/25/27	5,679,000	6,510,714
3.45% 3/25/30	3,470,000	4,089,401
		121,021,260
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,918,000	2,992,387
Food Products - 0.0%
Conagra Brands, Inc. 3.8% 10/22/21	1,121,000	1,159,130
General Mills, Inc. 2.875% 4/15/30	718,000	787,293
		1,946,423
Tobacco - 1.3%
Altria Group, Inc.:
3.875% 9/16/46	4,590,000	4,701,090
4% 1/31/24	2,227,000	2,449,119
4.25% 8/9/42	5,531,000	5,897,527
4.5% 5/2/43	3,707,000	4,025,003
4.8% 2/14/29	5,504,000	6,527,333
5.375% 1/31/44	6,678,000	8,238,303
5.95% 2/14/49	3,700,000	4,960,307
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	5,019,220
4.25% 7/21/25 (a)	15,488,000	17,136,585
Reynolds American, Inc.:
4% 6/12/22	3,228,000	3,402,211
4.45% 6/12/25	2,341,000	2,633,910
5.7% 8/15/35	1,215,000	1,515,486
5.85% 8/15/45	9,320,000	11,296,543
6.15% 9/15/43	4,000,000	5,026,863
7.25% 6/15/37	2,962,000	3,902,789
		86,732,289

TOTAL CONSUMER STAPLES		212,692,359

ENERGY - 4.9%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,517,000	1,566,072
Halliburton Co.:
3.8% 11/15/25	151,000	163,566
4.85% 11/15/35	2,154,000	2,276,311
		4,005,949
Oil, Gas & Consumable Fuels - 4.9%
Amerada Hess Corp.:
7.125% 3/15/33	1,003,000	1,207,482
7.3% 8/15/31	1,341,000	1,638,940
7.875% 10/1/29	4,387,000	5,487,002
Canadian Natural Resources Ltd.:
3.8% 4/15/24	6,783,000	7,280,384
5.85% 2/1/35	2,497,000	2,981,598
Cenovus Energy, Inc. 4.25% 4/15/27	6,400,000	5,820,032
Columbia Pipeline Group, Inc. 4.5% 6/1/25	1,336,000	1,540,720
DCP Midstream LLC 4.75% 9/30/21 (a)	3,739,000	3,762,369
DCP Midstream Operating LP:
3.875% 3/15/23	1,771,000	1,751,873
5.6% 4/1/44	1,227,000	1,120,815
Duke Energy Field Services 6.45% 11/3/36 (a)	2,477,000	2,357,980
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,819,881
Enable Midstream Partners LP 3.9% 5/15/24 (b)	1,322,000	1,301,472
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,510,062
Enbridge, Inc.:
4% 10/1/23	2,813,000	3,045,067
4.25% 12/1/26	1,773,000	2,033,096
Energy Transfer Partners LP:
3.75% 5/15/30	2,315,000	2,240,626
4.2% 9/15/23	1,186,000	1,249,717
4.25% 3/15/23	1,017,000	1,057,361
4.5% 4/15/24	1,262,000	1,336,555
4.95% 6/15/28	4,048,000	4,284,710
5% 5/15/50	5,176,000	4,751,419
5.25% 4/15/29	2,052,000	2,206,523
5.8% 6/15/38	2,257,000	2,220,024
6% 6/15/48	1,470,000	1,475,990
6.25% 4/15/49	1,409,000	1,449,919
Enterprise Products Operating LP 3.7% 2/15/26	4,800,000	5,382,258
Exxon Mobil Corp. 3.482% 3/19/30	13,440,000	15,504,291
Hess Corp. 4.3% 4/1/27	870,000	907,629
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	1,700,000	1,785,751
6.55% 9/15/40	460,000	578,560
Kinder Morgan, Inc. 5.55% 6/1/45	2,436,000	2,895,640
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,224,989
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3418% 9/9/22 (b)(c)	2,383,000	2,383,096
4.5% 7/15/23	1,975,000	2,140,233
4.8% 2/15/29	1,126,000	1,292,624
4.875% 12/1/24	2,736,000	3,056,103
5.5% 2/15/49	3,377,000	3,773,161
Occidental Petroleum Corp.:
2.7% 8/15/22	1,364,000	1,274,481
2.9% 8/15/24	4,509,000	3,825,571
3.2% 8/15/26	607,000	481,427
3.5% 8/15/29	1,909,000	1,463,821
4.3% 8/15/39	278,000	192,698
4.4% 8/15/49	279,000	195,329
5.55% 3/15/26	5,174,000	4,687,178
6.2% 3/15/40	1,700,000	1,394,000
6.45% 9/15/36	4,602,000	3,911,792
6.6% 3/15/46	5,708,000	4,927,916
7.5% 5/1/31	7,680,000	7,296,000
Petrobras Global Finance BV:
5.093% 1/15/30	3,804,000	3,997,433
7.25% 3/17/44	24,245,000	27,581,718
Petroleos Mexicanos:
4.5% 1/23/26	5,320,000	4,709,263
5.95% 1/28/31 (a)	1,521,000	1,269,484
6.35% 2/12/48	13,200,000	9,960,555
6.49% 1/23/27 (a)	3,830,000	3,583,923
6.5% 3/13/27	4,830,000	4,506,058
6.5% 1/23/29	5,560,000	4,978,529
6.75% 9/21/47	12,105,000	9,329,929
6.84% 1/23/30 (a)	20,585,000	18,372,113
6.95% 1/28/60 (a)	7,879,000	6,094,407
7.69% 1/23/50 (a)	16,210,000	13,567,770
Phillips 66 Co.:
3.7% 4/6/23	476,000	509,507
3.85% 4/9/25	614,000	681,965
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,322,000	1,278,202
3.6% 11/1/24	1,389,000	1,432,724
3.65% 6/1/22	2,155,000	2,206,833
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,030,000	2,118,764
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (a)	7,977,000	8,977,945
Southwestern Energy Co. 6.45% 1/23/25 (b)	2,509,000	2,430,594
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,349,000	1,271,535
The Williams Companies, Inc.:
3.5% 11/15/30	8,506,000	9,242,618
3.7% 1/15/23	1,208,000	1,276,589
4.55% 6/24/24	13,337,000	14,777,518
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	1,017,000	1,098,513
3.95% 5/15/50 (a)	3,282,000	3,386,081
Valero Energy Corp.:
2.7% 4/15/23	1,663,000	1,725,434
2.85% 4/15/25	957,000	1,002,437
Western Gas Partners LP:
3.95% 6/1/25	868,000	815,746
4.5% 3/1/28	2,000,000	1,880,000
4.65% 7/1/26	9,056,000	8,806,960
4.75% 8/15/28	1,155,000	1,112,912
Williams Partners LP:
3.9% 1/15/25	1,216,000	1,329,466
4% 11/15/21	2,221,000	2,287,182
4.3% 3/4/24	5,449,000	5,960,917
4.5% 11/15/23	1,751,000	1,917,163
		328,984,952

TOTAL ENERGY		332,990,901

FINANCIALS - 18.9%
Banks - 7.8%
Bank of America Corp.:
3.004% 12/20/23 (b)	30,548,000	32,073,129
3.3% 1/11/23	4,342,000	4,609,858
3.419% 12/20/28 (b)	18,965,000	21,124,165
3.5% 4/19/26	5,024,000	5,630,063
3.864% 7/23/24 (b)	4,370,000	4,732,299
3.95% 4/21/25	4,125,000	4,580,569
4.2% 8/26/24	19,977,000	22,243,499
4.25% 10/22/26	4,261,000	4,931,177
4.45% 3/3/26	1,517,000	1,741,758
Barclays PLC:
2.852% 5/7/26 (b)	8,092,000	8,401,103
3.25% 1/12/21	4,610,000	4,646,312
4.375% 1/12/26	6,221,000	6,967,921
5.088% 6/20/30 (b)	7,347,000	8,279,337
5.2% 5/12/26	6,222,000	6,898,643
BNP Paribas SA 2.219% 6/9/26 (a)(b)	7,541,000	7,776,790
CIT Group, Inc. 3.929% 6/19/24 (b)	1,670,000	1,682,525
Citigroup, Inc.:
2.7% 10/27/22	9,998,000	10,422,256
3.352% 4/24/25 (b)	4,959,000	5,364,405
3.875% 3/26/25	9,500,000	10,451,003
4.05% 7/30/22	1,800,000	1,911,211
4.3% 11/20/26	1,733,000	1,983,620
4.412% 3/31/31 (b)	10,622,000	12,739,419
4.45% 9/29/27	17,100,000	19,807,308
4.6% 3/9/26	2,195,000	2,512,709
5.5% 9/13/25	5,524,000	6,532,814
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	4,857,000	4,839,160
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	2,615,000	2,844,668
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	4,660,000	5,162,767
3.8% 9/15/22	7,240,000	7,652,451
3.8% 6/9/23	8,582,000	9,228,918
4.55% 4/17/26	2,575,000	3,000,199
Discover Bank 4.2% 8/8/23	2,849,000	3,117,342
Fifth Third Bancorp 8.25% 3/1/38	4,319,000	7,040,129
HSBC Holdings PLC:
4.25% 3/14/24	2,200,000	2,359,706
4.95% 3/31/30	1,425,000	1,715,042
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,017,280
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	4,337,000	4,557,896
5.71% 1/15/26 (a)	9,864,000	10,751,279
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	4,318,000	4,615,552
3.797% 7/23/24 (b)	5,719,000	6,194,844
3.875% 9/10/24	43,751,000	48,392,428
4.125% 12/15/26	14,080,000	16,388,783
4.493% 3/24/31 (b)	12,800,000	15,597,270
NatWest Markets PLC 2.375% 5/21/23 (a)	8,695,000	8,951,503
Rabobank Nederland 4.375% 8/4/25	7,451,000	8,443,117
Regions Financial Corp. 2.25% 5/18/25	6,527,000	6,884,308
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	4,651,000	4,884,947
5.125% 5/28/24	20,522,000	22,505,405
6% 12/19/23	10,433,000	11,743,434
6.1% 6/10/23	13,369,000	14,790,203
6.125% 12/15/22	8,239,000	9,012,129
Synchrony Bank 3% 6/15/22	4,542,000	4,689,822
UniCredit SpA 6.572% 1/14/22 (a)	5,565,000	5,905,392
Wells Fargo & Co.:
2.406% 10/30/25 (b)	4,563,000	4,780,625
4.478% 4/4/31 (b)	14,300,000	17,332,122
5.013% 4/4/51 (b)	21,093,000	28,652,428
Westpac Banking Corp. 4.11% 7/24/34 (b)	3,712,000	4,170,596
		525,265,638
Capital Markets - 5.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,541,000	6,077,605
4.25% 2/15/24	4,287,000	4,722,429
Ares Capital Corp.:
3.875% 1/15/26	12,461,000	12,707,794
4.2% 6/10/24	8,906,000	9,275,897
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	10,580,000	11,040,071
3.869% 1/12/29 (a)(b)	4,020,000	4,484,161
4.194% 4/1/31 (a)(b)	9,619,000	11,097,770
Deutsche Bank AG 4.5% 4/1/25	10,381,000	10,454,747
Deutsche Bank AG New York Branch:
3.15% 1/22/21	6,514,000	6,553,692
3.3% 11/16/22	9,310,000	9,627,201
5% 2/14/22	9,082,000	9,500,229
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	22,903,000	23,450,386
3.2% 2/23/23	7,150,000	7,568,724
3.691% 6/5/28 (b)	41,645,000	46,689,846
3.8% 3/15/30	15,490,000	17,942,162
4.25% 10/21/25	2,269,000	2,577,788
6.75% 10/1/37	2,246,000	3,249,863
Moody's Corp.:
3.25% 1/15/28	2,386,000	2,698,965
3.75% 3/24/25	5,075,000	5,723,931
4.875% 2/15/24	2,240,000	2,535,586
Morgan Stanley:
3.125% 1/23/23	26,000,000	27,493,774
3.125% 7/27/26	21,964,000	24,246,641
3.622% 4/1/31 (b)	10,036,000	11,459,086
3.625% 1/20/27	11,000,000	12,425,771
3.737% 4/24/24 (b)	5,000,000	5,380,481
4.431% 1/23/30 (b)	4,395,000	5,256,996
4.875% 11/1/22	7,751,000	8,379,440
5% 11/24/25	14,636,000	17,167,514
5.75% 1/25/21	3,512,000	3,571,987
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	5,506,103
State Street Corp. 2.825% 3/30/23 (a)(b)	681,000	704,604
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	5,261,000	5,995,311
		335,566,555
Consumer Finance - 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	5,996,000	5,773,402
3.5% 5/26/22	1,724,000	1,740,990
3.5% 1/15/25	8,300,000	8,083,734
4.125% 7/3/23	4,192,000	4,277,068
4.45% 12/16/21	2,938,000	3,001,768
4.45% 4/3/26	3,126,000	3,113,256
4.875% 1/16/24	5,015,000	5,192,901
6.5% 7/15/25	3,625,000	3,912,675
Ally Financial, Inc.:
1.45% 10/2/23	2,209,000	2,203,495
3.05% 6/5/23	9,631,000	10,007,126
5.125% 9/30/24	2,138,000	2,384,044
5.8% 5/1/25	5,237,000	6,029,836
8% 11/1/31	2,703,000	3,698,323
Capital One Financial Corp.:
2.6% 5/11/23	7,472,000	7,819,113
3.65% 5/11/27	13,479,000	14,869,645
3.8% 1/31/28	6,237,000	6,966,919
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,374,192
3.95% 11/6/24	2,847,000	3,132,137
4.1% 2/9/27	3,673,000	4,071,420
4.5% 1/30/26	4,686,000	5,345,229
Ford Motor Credit Co. LLC:
4.063% 11/1/24	17,607,000	17,584,991
5.085% 1/7/21	2,973,000	2,976,716
5.584% 3/18/24	6,246,000	6,497,323
5.596% 1/7/22	6,152,000	6,290,420
Synchrony Financial:
2.85% 7/25/22	1,524,000	1,569,717
3.75% 8/15/21	2,203,000	2,243,277
3.95% 12/1/27	7,681,000	8,261,571
4.25% 8/15/24	2,218,000	2,409,804
4.375% 3/19/24	5,468,000	5,916,838
5.15% 3/19/29	8,400,000	9,704,865
Toyota Motor Credit Corp. 2.9% 3/30/23	7,749,000	8,220,992
		178,673,787
Diversified Financial Services - 0.8%
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	6,161,421
3.875% 8/15/22	5,542,000	5,745,579
4.05% 7/1/30	5,065,000	5,433,990
4.125% 6/15/26	4,647,000	5,058,880
4.125% 5/15/29	5,051,000	5,476,560
Equitable Holdings, Inc.:
3.9% 4/20/23	1,041,000	1,118,563
4.35% 4/20/28	4,250,000	4,839,244
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	6,100,000	6,146,510
Pine Street Trust I 4.572% 2/15/29 (a)	5,707,000	6,661,635
Pine Street Trust II 5.568% 2/15/49 (a)	5,700,000	7,009,183
Voya Financial, Inc. 3.125% 7/15/24	2,851,000	3,073,465
		56,725,030
Insurance - 2.7%
AIA Group Ltd.:
3.2% 9/16/40 (a)	3,487,000	3,600,781
3.375% 4/7/30 (a)	7,358,000	8,249,003
American International Group, Inc.:
2.5% 6/30/25	11,900,000	12,717,544
3.3% 3/1/21	2,355,000	2,377,607
3.4% 6/30/30	11,900,000	13,126,898
3.75% 7/10/25	8,311,000	9,310,494
4.875% 6/1/22	3,597,000	3,855,497
Five Corners Funding Trust II 2.85% 5/15/30 (a)	9,549,000	10,299,649
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	4,093,000	4,946,949
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	3,978,000	4,828,920
4.75% 3/15/39	1,825,000	2,398,403
4.8% 7/15/21	2,278,000	2,335,174
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	5,810,000	5,973,430
MetLife, Inc. 4.55% 3/23/30	11,500,000	14,402,372
Metropolitan Life Global Funding I:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.58% 5/28/21 (a)(b)(c)	27,560,000	27,607,923
3% 1/10/23 (a)	2,636,000	2,779,112
Pacific LifeCorp 5.125% 1/30/43 (a)	5,252,000	6,120,016
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	2,200,000	2,503,107
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (a)	1,496,000	1,540,250
4.9% 9/15/44 (a)	5,347,000	6,733,840
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	1,771,000	1,996,861
Unum Group:
3.875% 11/5/25	4,860,000	5,280,794
4% 3/15/24	5,930,000	6,426,276
4% 6/15/29	4,410,000	4,834,856
4.5% 3/15/25	6,953,000	7,723,322
5.75% 8/15/42	7,278,000	8,389,890
		180,358,968

TOTAL FINANCIALS		1,276,589,978

HEALTH CARE - 2.0%
Biotechnology - 0.3%
AbbVie, Inc. 3.45% 3/15/22 (a)	6,868,000	7,115,136
Upjohn, Inc.:
1.125% 6/22/22 (a)	3,058,000	3,081,302
1.65% 6/22/25 (a)	983,000	1,006,028
2.7% 6/22/30 (a)	4,997,000	5,170,151
3.85% 6/22/40 (a)	2,177,000	2,343,797
4% 6/22/50 (a)	3,759,000	4,001,886
		22,718,300
Health Care Providers & Services - 1.2%
Centene Corp.:
3.375% 2/15/30	5,100,000	5,291,250
4.25% 12/15/27	5,745,000	6,011,740
4.625% 12/15/29	8,925,000	9,627,041
4.75% 1/15/25	4,565,000	4,691,907
Cigna Corp.:
3.05% 10/15/27	3,200,000	3,521,962
4.375% 10/15/28	6,064,000	7,201,926
4.8% 8/15/38	3,776,000	4,679,991
4.9% 12/15/48	3,772,000	4,907,203
CVS Health Corp.:
3% 8/15/26	625,000	682,704
3.625% 4/1/27	1,795,000	2,015,805
3.7% 3/9/23	1,078,000	1,154,706
4.1% 3/25/25	2,957,000	3,340,959
4.3% 3/25/28	11,975,000	14,008,595
4.78% 3/25/38	5,967,000	7,221,220
HCA Holdings, Inc. 4.75% 5/1/23	215,000	234,526
Toledo Hospital:
5.325% 11/15/28	2,109,000	2,374,076
6.015% 11/15/48	4,201,000	4,843,867
UnitedHealth Group, Inc. 2.75% 5/15/40	1,572,000	1,650,828
		83,460,306
Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	4,363,000	4,987,639
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	1,003,000	1,029,329
5.272% 8/28/23 (b)	3,166,000	3,391,578
5.9% 8/28/28 (b)	1,334,000	1,540,770
Mylan NV:
3.15% 6/15/21	5,002,000	5,082,530
3.95% 6/15/26	2,549,000	2,863,615
4.55% 4/15/28	4,000,000	4,657,212
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	2,659,000	2,706,999
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	939,000	930,080
2.8% 7/21/23	1,463,000	1,398,994
Zoetis, Inc. 3.25% 2/1/23	1,649,000	1,739,800
		30,328,546

TOTAL HEALTH CARE		136,507,152

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.4% 4/15/30 (a)	2,268,000	2,537,894
The Boeing Co.:
5.04% 5/1/27	2,962,000	3,251,730
5.15% 5/1/30	2,962,000	3,318,167
5.705% 5/1/40	3,000,000	3,501,810
5.805% 5/1/50	3,000,000	3,618,625
5.93% 5/1/60	2,960,000	3,655,362
		19,883,588
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	1,034,000	1,127,318
Road & Rail - 0.2%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	1,572,000	1,544,631
3.95% 7/1/24 (a)	2,088,000	1,983,397
4.375% 5/1/26 (a)	2,546,000	2,414,855
5.25% 5/15/24 (a)	3,813,000	3,829,913
		9,772,796
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.25% 1/15/23	1,326,000	1,328,763
3% 9/15/23	877,000	889,763
3.375% 6/1/21	2,523,000	2,553,090
3.375% 7/1/25	6,445,000	6,579,899
3.75% 2/1/22	4,522,000	4,614,007
3.875% 4/1/21	3,180,000	3,211,023
3.875% 7/3/23	5,581,000	5,813,249
4.25% 2/1/24	5,740,000	5,958,192
4.25% 9/15/24	3,565,000	3,717,848
		34,665,834

TOTAL INDUSTRIALS		65,449,536

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	4,500,000	4,933,532
5.85% 7/15/25 (a)	1,294,000	1,509,873
6.02% 6/15/26 (a)	1,564,000	1,836,853
6.1% 7/15/27 (a)	2,376,000	2,804,792
6.2% 7/15/30 (a)	2,056,000	2,465,271
		13,550,321
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 2.497% 4/24/23	7,020,000	7,289,471
Software - 0.2%
Oracle Corp.:
2.8% 4/1/27	5,858,000	6,426,940
3.6% 4/1/40	5,860,000	6,683,041
		13,109,981

TOTAL INFORMATION TECHNOLOGY		33,949,773

MATERIALS - 0.2%
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	1,921,000	1,918,291
6.75% 10/19/75 (a)(b)	4,773,000	5,763,398
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	1,696,000	1,856,060
4.5% 8/1/47 (a)	1,720,000	2,047,875
		11,585,624
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	4,167,000	5,241,776
Boston Properties, Inc.:
3.25% 1/30/31	3,880,000	4,178,819
3.85% 2/1/23	4,708,000	5,013,231
4.5% 12/1/28	3,891,000	4,583,515
Corporate Office Properties LP:
2.25% 3/15/26	1,664,000	1,682,668
5% 7/1/25	3,156,000	3,557,387
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,254,783
3.75% 12/1/24	1,576,000	1,743,665
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,312,000	1,410,525
3.5% 8/1/26	1,366,000	1,520,198
Healthpeak Properties, Inc.:
3.25% 7/15/26	573,000	639,521
3.5% 7/15/29	656,000	730,169
Hudson Pacific Properties LP 4.65% 4/1/29	7,741,000	8,832,759
Lexington Corporate Properties Trust:
2.7% 9/15/30	803,000	818,036
4.4% 6/15/24	1,441,000	1,546,578
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	5,913,000	5,987,936
4.375% 8/1/23	6,023,000	6,457,680
4.5% 1/15/25	2,677,000	2,842,312
4.5% 4/1/27	16,195,000	17,395,471
4.75% 1/15/28	6,382,000	6,995,724
4.95% 4/1/24	1,354,000	1,441,468
5.25% 1/15/26	5,686,000	6,209,578
Realty Income Corp. 3.25% 1/15/31	1,020,000	1,124,159
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	979,087
5% 12/15/23	737,000	768,903
Retail Properties America, Inc.:
4% 3/15/25	4,934,000	4,892,552
4.75% 9/15/30	9,714,000	9,725,798
Simon Property Group LP 2.45% 9/13/29	1,628,000	1,611,981
SITE Centers Corp.:
3.625% 2/1/25	2,262,000	2,310,958
4.25% 2/1/26	2,954,000	3,162,146
Store Capital Corp. 4.625% 3/15/29	1,793,000	1,921,556
Ventas Realty LP:
3% 1/15/30	7,629,000	7,773,698
3.125% 6/15/23	1,289,000	1,348,617
3.5% 2/1/25	6,443,000	6,975,417
4% 3/1/28	2,243,000	2,441,548
4.125% 1/15/26	1,557,000	1,749,045
4.375% 2/1/45	763,000	786,614
4.75% 11/15/30	10,016,000	11,580,263
VEREIT Operating Partnership LP 3.4% 1/15/28	1,593,000	1,659,099
Weingarten Realty Investors 3.375% 10/15/22	812,000	831,778
WP Carey, Inc.:
3.85% 7/15/29	1,275,000	1,377,457
4% 2/1/25	5,360,000	5,862,261
		159,966,736
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,510,000	5,698,584
3.95% 11/15/27	4,613,000	4,785,719
4.1% 10/1/24	5,070,000	5,335,427
4.55% 10/1/29	5,842,000	6,194,621
Mack-Cali Realty LP:
3.15% 5/15/23	4,988,000	4,549,106
4.5% 4/18/22	1,218,000	1,181,392
Post Apartment Homes LP 3.375% 12/1/22	790,000	826,187
Tanger Properties LP:
3.125% 9/1/26	6,109,000	5,863,346
3.75% 12/1/24	3,470,000	3,443,108
3.875% 12/1/23	1,792,000	1,802,106
		39,679,596

TOTAL REAL ESTATE		199,646,332

UTILITIES - 1.7%
Electric Utilities - 0.9%
Cleco Corporate Holdings LLC:
3.375% 9/15/29	3,447,000	3,493,772
3.743% 5/1/26	13,180,000	14,057,933
Duke Energy Corp. 2.45% 6/1/30	2,783,000	2,923,695
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	1,321,000	1,324,191
5.9% 12/1/21 (a)	2,664,000	2,798,615
Entergy Corp. 2.8% 6/15/30	2,856,000	3,091,318
Eversource Energy 2.8% 5/1/23	5,110,000	5,369,316
Exelon Corp.:
4.05% 4/15/30	1,740,000	2,035,000
4.7% 4/15/50	775,000	985,134
FirstEnergy Corp.:
4.25% 3/15/23	11,729,000	12,452,679
7.375% 11/15/31	5,363,000	7,514,181
IPALCO Enterprises, Inc. 3.7% 9/1/24	2,157,000	2,336,678
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,246,784
		59,629,296
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	2,298,985
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,201,540
		3,500,525
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.7% 6/15/21	1,182,000	1,198,283
3.55% 6/15/26	1,891,000	2,109,607
The AES Corp.:
3.3% 7/15/25 (a)	8,591,000	9,152,508
3.95% 7/15/30 (a)	7,492,000	8,278,360
		20,738,758
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 4.05% 4/15/25 (a)	12,432,000	14,181,326
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	790,000	909,834
NiSource, Inc. 2.95% 9/1/29	8,554,000	9,276,104
Puget Energy, Inc.:
4.1% 6/15/30 (a)	3,363,000	3,751,416
6% 9/1/21	4,807,000	5,037,343
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3926% 5/15/67 (b)(c)	1,426,000	1,157,287
		34,313,310

TOTAL UTILITIES		118,181,889

TOTAL NONCONVERTIBLE BONDS
(Cost $2,487,753,739)		2,718,856,900

U.S. Government and Government Agency Obligations - 26.2%
U.S. Treasury Inflation-Protected Obligations - 5.7%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50	$5,000,000	$5,942,464
0.75% 2/15/45	33,835,000	47,364,896
1% 2/15/49	17,310,000	24,844,924
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	16,814,000	19,409,827
0.125% 10/15/24	61,964,600	66,425,410
0.25% 1/15/25	6,800,000	7,935,992
0.25% 7/15/29	30,000,000	33,996,766
0.375% 1/15/27	16,460,000	19,429,303
0.375% 7/15/27	16,152,500	19,021,871
0.625% 1/15/26	65,147,500	78,315,855
0.75% 7/15/28	26,500,000	31,517,215
0.875% 1/15/29	27,018,100	32,296,924

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		386,501,447

U.S. Treasury Obligations - 20.5%
U.S. Treasury Bonds:
1.125% 5/15/40	40,277,000	39,641,379
1.25% 5/15/50 (d)	51,895,800	49,179,379
1.375% 8/15/50	232,564,100	227,549,437
2% 2/15/50	21,619,400	24,453,568
3% 2/15/47	99,232,000	134,222,909
U.S. Treasury Notes:
0.125% 8/15/23	142,756,000	142,611,014
0.25% 7/31/25	272,299,000	272,043,720
1.625% 9/30/26	102,917,300	110,535,593
1.875% 3/31/22	14,649,000	15,028,958
2% 12/31/21	119,319,000	122,068,931
2.125% 3/31/24	60,434,000	64,515,656
2.125% 11/30/24	11,586,000	12,495,229
2.5% 1/31/24	77,300,000	83,254,516
2.5% 2/28/26	73,467,000	82,056,325

TOTAL U.S. TREASURY OBLIGATIONS		1,379,656,614

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,708,969,019)		1,766,158,061

U.S. Government Agency - Mortgage Securities - 26.3%
Fannie Mae - 9.8%
12 month U.S. LIBOR + 1.480% 2.476% 7/1/34 (b)(c)	11,404	11,877
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (b)(c)	11,507	12,054
12 month U.S. LIBOR + 1.660% 3.28% 11/1/36 (b)(c)	167,443	175,413
12 month U.S. LIBOR + 1.700% 3.047% 6/1/42 (b)(c)	84,981	88,684
12 month U.S. LIBOR + 1.750% 3.603% 7/1/35 (b)(c)	9,031	9,468
12 month U.S. LIBOR + 1.770% 2.904% 5/1/36 (b)(c)	85,241	89,717
12 month U.S. LIBOR + 1.780% 3.788% 2/1/36 (b)(c)	111,250	116,946
12 month U.S. LIBOR + 1.800% 2.693% 7/1/41 (b)(c)	84,389	87,703
12 month U.S. LIBOR + 1.810% 2.694% 7/1/41 (b)(c)	65,242	68,316
12 month U.S. LIBOR + 1.810% 4.021% 9/1/41 (b)(c)	37,349	38,815
12 month U.S. LIBOR + 1.820% 3.82% 12/1/35 (b)(c)	72,584	76,374
12 month U.S. LIBOR + 1.830% 3.849% 10/1/41 (b)(c)	31,880	33,325
12 month U.S. LIBOR + 1.940% 3.175% 9/1/36 (b)(c)	69,661	72,422
12 month U.S. LIBOR + 1.950% 2.805% 7/1/37 (b)(c)	18,624	19,672
6 month U.S. LIBOR + 1.310% 2.438% 5/1/34 (b)(c)	53,049	54,577
6 month U.S. LIBOR + 1.420% 2.315% 9/1/33 (b)(c)	127,634	131,698
6 month U.S. LIBOR + 1.550% 2.726% 10/1/33 (b)(c)	5,929	6,136
6 month U.S. LIBOR + 1.560% 2.105% 7/1/35 (b)(c)	9,406	9,768
U.S. TREASURY 1 YEAR INDEX + 1.940% 2.278% 10/1/33 (b)(c)	128,913	134,849
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (b)(c)	6,446	6,780
U.S. TREASURY 1 YEAR INDEX + 2.220% 3.636% 8/1/36 (b)(c)	237,236	249,369
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.22% 10/1/33 (b)(c)	16,502	17,117
U.S. TREASURY 1 YEAR INDEX + 2.420% 3.785% 5/1/35 (b)(c)	21,724	22,718
2.5% 11/1/27 to 1/1/43	29,541,393	31,017,300
3% 8/1/27 to 7/1/50	273,673,063	289,561,370
3.5% 1/1/34 to 5/1/50	156,971,354	168,714,489
4% 11/1/31 to 11/1/49	91,050,895	99,277,628
4.5% to 4.5% 5/1/25 to 9/1/49	43,769,743	48,403,662
5% 12/1/22 to 11/1/44	11,576,982	13,179,849
6% 10/1/34 to 1/1/42	5,464,902	6,500,472
6.5% 12/1/23 to 8/1/36	987,145	1,152,145
7% to 7% 11/1/23 to 8/1/32	223,363	249,383
7.5% to 7.5% 9/1/22 to 11/1/31	193,849	221,637
8% 1/1/30 to 3/1/30	1,098	1,204
8.5% 3/1/25 to 6/1/25	276	306

TOTAL FANNIE MAE		659,813,243

Freddie Mac - 4.1%
12 month U.S. LIBOR + 1.370% 3.251% 3/1/36 (b)(c)	59,558	61,890
12 month U.S. LIBOR + 1.880% 3.038% 9/1/41 (b)(c)	53,862	55,761
12 month U.S. LIBOR + 1.880% 3.722% 4/1/41 (b)(c)	24,760	26,016
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (b)(c)	36,341	37,816
12 month U.S. LIBOR + 1.910% 2.925% 6/1/41 (b)(c)	102,504	107,471
12 month U.S. LIBOR + 1.910% 3.069% 5/1/41 (b)(c)	79,793	83,851
12 month U.S. LIBOR + 1.910% 3.321% 5/1/41 (b)(c)	95,368	100,123
12 month U.S. LIBOR + 2.040% 3.239% 3/1/33 (b)(c)	1,346	1,403
12 month U.S. LIBOR + 2.160% 4.285% 11/1/35 (b)(c)	43,608	45,621
6 month U.S. LIBOR + 1.650% 3.016% 4/1/35 (b)(c)	85,534	88,850
6 month U.S. LIBOR + 2.680% 4.002% 10/1/35 (b)(c)	12,083	12,614
U.S. TREASURY 1 YEAR INDEX + 2.240% 3.869% 1/1/35 (b)(c)	8,146	8,552
2.5% 5/1/28 to 8/1/50	31,435,216	33,079,785
3% 6/1/31 to 6/1/50	41,914,713	44,886,243
3.5% 3/1/32 to 2/1/50	94,469,511	101,721,011
4% 5/1/37 to 10/1/48	58,374,059	63,752,136
4.5% 7/1/25 to 10/1/48	30,476,644	33,878,272
5% 1/1/35 to 6/1/41	2,176,293	2,492,989
6% 4/1/32 to 8/1/37	524,532	612,655
7.5% 5/1/26 to 11/1/31	25,622	29,605
8% 4/1/27 to 5/1/27	1,655	1,868
8.5% 5/1/27 to 1/1/28	3,521	3,960

TOTAL FREDDIE MAC		281,088,492

Ginnie Mae - 5.0%
3% 12/20/42 to 4/20/47	12,839,544	13,726,049
3.5% 12/20/40 to 1/20/50	68,226,055	73,826,560
4% 2/15/40 to 9/20/48	115,491,751	125,016,414
4.5% 5/15/39 to 6/20/47	24,599,895	27,148,466
5% 3/15/39 to 4/20/48	5,594,456	6,229,874
6.5% 4/15/35 to 11/15/35	62,469	73,270
7% 1/15/28 to 7/15/32	602,339	691,003
7.5% to 7.5% 4/15/22 to 10/15/28	135,893	151,598
8% 3/15/30 to 9/15/30	8,583	10,056
2.5% 10/1/50 (e)	19,950,000	20,948,900
2.5% 10/1/50 (e)	32,750,000	34,389,799
2.5% 11/1/50 (e)	17,800,000	18,657,875
2.5% 11/1/50 (e)	15,600,000	16,351,845

TOTAL GINNIE MAE		337,221,709

Uniform Mortgage Backed Securities - 7.4%
2.5% 10/1/50 (e)	16,200,000	16,998,605
2.5% 10/1/50 (e)	27,350,000	28,698,262
2.5% 10/1/50 (e)	14,000,000	14,690,152
2.5% 11/1/50 (e)	14,000,000	14,666,091
3% 10/1/50 (e)	89,000,000	93,241,384
3% 10/1/50 (e)	50,700,000	53,116,159
3% 10/1/50 (e)	50,600,000	53,011,394
3% 10/1/50 (e)	101,400,000	106,232,318
3% 11/1/50 (e)	88,900,000	93,153,981
3.5% 10/1/50 (e)	3,200,000	3,373,999
3.5% 10/1/50 (e)	6,200,000	6,537,124
3.5% 10/1/50 (e)	6,200,000	6,537,124
3.5% 10/1/50 (e)	3,200,000	3,373,999
3.5% 10/1/50 (e)	3,200,000	3,373,999

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		497,004,591

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,736,892,646)		1,775,128,035

Asset-Backed Securities - 4.6%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$2,487,059	$2,297,539
Series 2019-1 Class A, 3.844% 5/15/39 (a)	3,806,878	3,547,443
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	6,168,616	5,780,686
Class B, 4.458% 10/16/39 (a)	1,126,362	800,160
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5778% 7/22/32 (a)(b)(c)	8,377,000	8,353,938
AIMCO CLO Ltd. Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 0% 10/15/31 (a)(b)(c)(e)	4,716,000	4,716,000
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.6018% 1/20/33 (a)(b)(c)	3,021,000	3,020,369
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	2,946,079	2,714,563
Class B, 4.335% 1/16/40 (a)	473,101	330,184
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.595% 10/15/32 (a)(b)(c)	5,467,000	5,465,841
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 2.0105% 4/15/31 (a)(b)(c)	5,831,000	5,842,067
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 1.475% 1/15/29 (a)(b)(c)	6,857,000	6,823,236
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.5229% 4/17/33 (a)(b)(c)	2,171,000	2,156,198
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.4% 10/15/32 (a)(b)(c)(e)	7,345,093	7,345,093
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.6029% 1/17/33 (a)(b)(c)	2,958,000	2,957,370
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	7,595,021	6,758,961
Class AA, 2.487% 12/16/41 (a)(b)	1,372,583	1,284,934
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.265% 4/15/29 (a)(b)(c)	6,492,000	6,435,409
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	5,510,454	5,099,691
Class B, 5.095% 4/15/39 (a)	2,529,234	1,810,028
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	5,828,243	5,441,070
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.6118% 10/20/32 (a)(b)(c)	4,495,000	4,487,030
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.596% 5/29/32 (a)(b)(c)	3,185,000	3,181,006
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 0% 10/25/32 (a)(b)(c)(e)	3,720,000	3,720,000
CEDF Series 2018-6A Class AR, 3 month U.S. LIBOR + 1.090% 1.3618% 10/20/28 (a)(b)(c)	1,420,000	1,410,936
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.9194% 7/20/31 (a)(b)(c)	6,101,000	6,123,879
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,471,975	3,575,544
Class A2II, 4.03% 11/20/47 (a)	5,877,300	6,227,411
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.585% 7/15/32 (a)(b)(c)	5,140,000	5,134,783
Dryden CLO, Ltd.:
Series 2019-75A Class AR, 3 month U.S. LIBOR + 1.200% 1.475% 7/15/30 (a)(b)(c)	2,913,000	2,895,895
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.6018% 10/20/32 (a)(b)(c)	5,921,000	5,918,572
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.35% 10/15/32 (a)(b)(c)(e)	5,478,000	5,478,000
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 1.555% 4/15/29 (a)(b)(c)	7,519,000	7,509,669
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.6101% 5/15/32 (a)(b)(c)	5,210,000	5,204,446
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.447% 4/17/33 (a)(b)(c)	4,300,000	4,277,623
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.6001% 11/16/32 (a)(b)(c)	6,083,000	6,080,171
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	2,708,172	2,558,372
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	2,745,761	2,563,696
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1778% 1/22/28 (a)(b)(c)	4,688,000	4,650,890
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.4918% 1/20/29 (a)(b)(c)	2,547,000	2,543,811
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.575% 7/15/32 (a)(b)(c)	6,816,000	6,807,466
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.9184% 7/15/31 (a)(b)(c)	6,840,000	6,853,105
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.605% 10/15/32 (a)(b)(c)	2,954,000	2,953,371
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 1.5518% 4/20/30 (a)(b)(c)	5,650,000	5,639,361
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.605% 1/15/33 (a)(b)(c)	9,042,000	9,036,548
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.3418% 10/20/30 (a)(b)(c)	6,512,000	6,439,600
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 0.6581% 9/25/35 (b)(c)	86,004	85,722
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5729% 7/17/32 (a)(b)(c)	6,261,000	6,257,162
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3931% 1/25/36 (b)(c)	491,744	491,345
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	4,746,135	4,451,732
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	4,929,371	4,606,953
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	5,609,421	5,058,033
Class B, 4.335% 3/15/40 (a)	521,805	350,559
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	6,201,000	6,636,516
1.884% 7/15/50 (a)	2,389,000	2,442,061
2.328% 7/15/52 (a)	1,826,000	1,854,323
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 3.286% 5/1/28 (a)(b)(c)	8,586,000	8,610,058
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2718% 1/20/29 (a)(b)(c)	4,342,000	4,305,136
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0081% 9/25/34 (b)(c)	8,753	8,059
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	6,259,948	5,885,002
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	7,727,093	7,232,187
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 1.625% 4/15/32 (a)(b)(c)	6,307,000	6,299,104
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 2.0027% 7/16/31 (a)(b)(c)	6,885,000	6,909,579
Voya CLO Ltd.:
Series 2017-1A Class A1, 3 month U.S. LIBOR + 1.250% 1.5229% 4/17/30 (a)(b)(c)	5,002,000	4,987,979
Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.5418% 7/20/32 (a)(b)(c)	6,552,000	6,544,845
Voya CLO Ltd. / Voya CLO LLC Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.270% 1.3% 10/20/31 (a)(b)(c)(e)	8,400,000	8,400,000
Voya CLO Ltd./Voya CLO LLC Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.7848% 7/19/31 (a)(b)(c)	6,400,000	6,397,043
TOTAL ASSET-BACKED SECURITIES
(Cost $313,313,228)		308,065,363

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.3048% 7/20/34 (b)(c)	3,037	2,887
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	117,395	126,826
Series 1999-57 Class PH, 6.5% 12/25/29	154,017	177,972
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (f)	227,684	228,309
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.2872% 6/16/37 (b)(g)	16,884	32,714
Series 2015-H21 Class JA, 2.5% 6/20/65 (f)	136,509	136,647

TOTAL U.S. GOVERNMENT AGENCY		702,468

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $639,765)		705,355

Commercial Mortgage Securities - 2.7%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	3,856,000	3,759,264
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	865,000	776,172
Class CNM, 3.8425% 11/5/32 (a)(b)	358,000	303,314
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	4,609,000	5,288,131
Series 2019-BN21 Class A5, 2.851% 10/17/52	658,000	727,972
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	1,371,000	1,624,423
Series 2019-B10 Class A4, 3.717% 3/15/62	1,271,000	1,485,661
Series 2019-B14 Class A5, 3.0486% 12/15/62	2,997,000	3,367,410
Series 2018-B8 Class A5, 4.2317% 1/15/52	9,399,000	11,290,060
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.1524% 12/15/36 (a)(b)(c)	3,525,773	3,512,508
Class C, 1 month U.S. LIBOR + 1.120% 1.2724% 12/15/36 (a)(b)(c)	2,812,426	2,794,936
Class D, 1 month U.S. LIBOR + 1.250% 1.4024% 12/15/36 (a)(b)(c)	4,363,007	4,319,229
floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9524% 12/15/36 (a)(b)(c)	6,717,851	6,709,752
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.7774% 9/15/37 (a)(b)(c)	1,924,568	1,421,412
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 1.0524% 11/15/35 (a)(b)(c)	1,117,900	1,112,986
Class F, 1 month U.S. LIBOR + 1.800% 1.9524% 11/15/35 (a)(b)(c)	2,048,200	2,019,917
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.4524% 4/15/34 (a)(b)(c)	3,284,000	3,096,223
Class C, 1 month U.S. LIBOR + 1.600% 1.7524% 4/15/34 (a)(b)(c)	2,171,000	2,009,071
Class D, 1 month U.S. LIBOR + 1.900% 2.0524% 4/15/34 (a)(b)(c)	2,279,000	2,086,336
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.2324% 10/15/36 (a)(b)(c)	2,937,127	2,931,602
Class C, 1 month U.S. LIBOR + 1.250% 1.4024% 10/15/36 (a)(b)(c)	3,692,768	3,682,390
Class D, 1 month U.S. LIBOR + 1.450% 1.6024% 10/15/36 (a)(b)(c)	5,229,682	5,197,159
Class E, 1 month U.S. LIBOR + 1.800% 1.9524% 10/15/36 (a)(b)(c)	7,348,514	7,303,198
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.7524% 12/15/36 (a)(b)(c)	3,568,734	3,523,990
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1524% 4/15/34 (a)(b)(c)	5,400,000	5,199,150
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.2724% 6/15/34 (a)(b)(c)	7,913,850	7,541,718
Class B, 1 month U.S. LIBOR + 1.500% 1.6524% 6/15/34 (a)(b)(c)	1,558,276	1,469,864
Class C, 1 month U.S. LIBOR + 1.750% 1.9024% 6/15/34 (a)(b)(c)	1,760,404	1,643,433
COMM Mortgage Trust sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	1,264,000	1,383,985
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.3824% 5/15/36 (a)(b)(c)	3,291,000	3,289,975
Class C, 1 month U.S. LIBOR + 1.430% 1.5824% 5/15/36 (a)(b)(c)	3,615,000	3,587,787
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	1,972,000	2,033,597
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	3,682,000	3,625,099
Class B, 4.5349% 4/15/36 (a)	1,132,000	1,087,944
Class C, 4.9414% 4/15/36 (a)(b)	760,000	692,272
Class D, 4.9414% 4/15/36 (a)(b)	1,519,000	1,240,887
Eaton Vance CLO, Ltd. floater Series 2020-1A Class A, 1.65% 10/15/30 (a)	6,500,000	6,491,804
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.2724% 8/15/37 (a)(b)(c)	4,400,000	4,412,628
Class B, 1 month U.S. LIBOR + 1.350% 1.5024% 8/15/37 (a)(b)(c)	940,000	942,006
Class C, 1 month U.S. LIBOR + 1.600% 1.7524% 8/15/37 (a)(b)(c)	500,000	501,219
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	729,000	752,336
Class DFX, 5.3503% 7/5/33 (a)	1,121,000	1,115,372
Class EFX, 5.5422% 7/5/33 (a)	1,533,000	1,487,177
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.3024% 8/15/37 (a)(b)(c)	1,912,000	1,913,195
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	1,700,000	1,695,159
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.4024% 8/15/33 (a)(b)(c)	4,160,105	3,956,646
Class C, 1 month U.S. LIBOR + 1.500% 1.6524% 8/15/33 (a)(b)(c)	10,019,706	9,328,025
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	8,381,000	8,542,482
Series 2018-H4 Class A4, 4.31% 12/15/51	6,179,000	7,375,374
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (a)(b)	1,211,000	1,163,188
Class C, 3.283% 11/10/36 (a)(b)	1,162,000	1,059,364
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	3,523,287	4,110,182
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.2524% 3/15/36 (a)(b)(c)	5,621,000	5,154,967
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	3,348,000	3,623,515
Series 2018-C48 Class A5, 4.302% 1/15/52	2,773,000	3,298,507
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $181,798,676)		180,061,973

Municipal Securities - 1.1%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	805,000	1,330,198
7.5% 4/1/34	5,055,000	8,401,157
7.55% 4/1/39	3,585,000	6,272,388
Series 2010, 6.65% 3/1/22	4,360,000	4,607,256
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	2,940,000	3,573,541
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	3,510,000	3,571,214
5.1% 6/1/33	4,805,000	4,855,885
Series 2010-1, 6.63% 2/1/35	12,290,000	13,551,569
Series 2010-3:
6.725% 4/1/35	9,480,000	10,503,745
7.35% 7/1/35	5,540,000	6,276,543
Series 2010-5, 6.2% 7/1/21	452,000	460,207
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240,000	9,008,804
TOTAL MUNICIPAL SECURITIES
(Cost $67,169,249)		72,412,507

Foreign Government and Government Agency Obligations - 0.8%
Chilean Republic 2.45% 1/31/31	$5,775,000	$6,078,188
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	6,600,000	7,367,250
3.875% 4/16/50 (a)	5,700,000	6,943,313
Kingdom of Saudi Arabia:
2.9% 10/22/25 (a)	3,150,000	3,366,563
3.25% 10/22/30 (a)	3,150,000	3,417,750
4.5% 4/22/60 (a)	2,400,000	2,976,750
State of Qatar:
3.4% 4/16/25 (a)	3,655,000	4,010,220
3.75% 4/16/30 (a)	7,435,000	8,610,659
4.4% 4/16/50 (a)	7,110,000	9,163,013
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $45,184,162)		51,933,706

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $5,888,585)	5,900,000	6,118,536

Bank Notes - 0.4%
Discover Bank:
3.2% 8/9/21	$6,841,000	$6,978,562
3.35% 2/6/23	3,206,000	3,391,174
4.682% 8/9/28 (b)	2,761,000	2,894,467
KeyBank NA 6.95% 2/1/28	800,000	1,035,378
RBS Citizens NA 2.55% 5/13/21	1,560,000	1,578,454
Regions Bank 6.45% 6/26/37	7,720,000	10,672,239
Synchrony Bank 3.65% 5/24/21	4,766,000	4,838,201
TOTAL BANK NOTES
(Cost $27,062,686)		31,388,475
	Shares	Value

Money Market Funds - 6.7%
Fidelity Cash Central Fund 0.10% (h)	401,174,199	$401,254,434
Fidelity Securities Lending Cash Central Fund 0.10% (h)(i)	48,618,249	48,623,111
TOTAL MONEY MARKET FUNDS
(Cost $449,877,151)		449,877,545
TOTAL INVESTMENT IN SECURITIES - 109.2%
(Cost $7,024,548,906)		7,360,706,456
NET OTHER ASSETS (LIABILITIES) - (9.2)%		(621,516,227)
NET ASSETS - 100%		$6,739,190,229

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 10/1/50	$(17,800,000)	$(18,691,252)
2.5% 10/1/50	(15,600,000)	(16,381,095)

TOTAL GINNIE MAE		(35,072,347)

Uniform Mortgage Backed Securities
2.5% 10/1/50	(14,000,000)	(14,690,152)
2.5% 10/1/50	(13,850,000)	(14,532,758)
2.5% 10/1/50	(14,000,000)	(14,690,152)
3% 10/1/50	(50,850,000)	(53,273,308)
3% 10/1/50	(25,400,000)	(26,610,462)
3% 10/1/50	(18,300,000)	(19,172,105)
3% 10/1/50	(9,950,000)	(10,424,177)
3% 10/1/50	(88,900,000)	(93,136,618)
3% 10/1/50	(101,400,000)	(106,232,318)
3.5% 10/1/50	(9,400,000)	(9,911,123)
3.5% 10/1/50	(6,200,000)	(6,537,124)
3.5% 10/1/50	(3,200,000)	(3,373,999)
3.5% 10/1/50	(3,200,000)	(3,373,999)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(375,958,295)

TOTAL TBA SALE COMMITMENTS
(Proceeds $411,035,750)		$(411,030,642)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $908,636,813 or 13.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$354,969
Total	$354,969

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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